Trade Receivables, Net - Schedule of the Carrying Amount of Trade Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Carrying Amount of Trade Receivables [Abstract]
Carrying amount of trade receivables transferred to an agent	$ 3,308,037	$ 3,552,836
Carrying amount of associated liabilities	$ 2,397,078	$ 2,139,575